Income taxes (Tables)	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
Summary of Breakdown For Income Taxes	The following table provides a breakdown for income taxes:

	For the six months ended June 30,
(€ thousands)	2022	2021
Current taxes	(35,051)	(22,973)
Deferred taxes	8,001	(9,311)
Income taxes	(27,050)	(32,284)